PLANT EQUIPMENT AND MINING PROPERTIES (Details Narrative) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
PLANT EQUIPMENT AND MINING PROPERTIES (Details)
Assets Under Construction	$ 9,752	$ 6,348
Property Plant Equipment, Net Carrying Amount	$ 2,500	$ 1,306